VANECK MORNINGSTAR WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Number
of Shares Value
COMMON STOCKS: 100.0%
Banks : 1.4%
US Bancorp 2,668,256 $ 161,162,662
Underline
Capital Goods : 7.5%
Huntington Ingalls Industries,
Inc. 483,800 135,410,782
Masco Corp. 4,216,498 343,096,442
Northrop Grumman Corp. 261,455 133,161,646
Otis Worldwide Corp. 3,625,486 259,584,798
871,253,668
Commercial & Professional Services : 5.2%
Broadridge Financial Solutions,
Inc. 1,692,111 231,734,602
Copart, Inc. * 8,273,520 233,230,529
TransUnion† 1,866,717 134,664,964
599,630,095
Consumer Discretionary Distribution &
Retail : 3.9%
Amazon.com, Inc.* 649,696 154,848,545
MercadoLibre, Inc. * 87,720 148,895,051
Tractor Supply Co. 4,691,337 148,293,162
452,036,758
Consumer Durables & Apparel : 2.0%
NIKE, Inc. 5,702,210 234,075,720
Underline
Consumer Services : 5.1%
Airbnb, Inc.* 2,076,459 297,141,283
Chipotle Mexican Grill, Inc. * 4,830,775 164,246,350
Domino's Pizza, Inc.† 450,983 133,509,007
594,896,640
Financial Services : 8.1%
Blackstone, Inc. 1,262,103 148,511,660
Charles Schwab Corp. 3,082,749 284,445,250
Jack Henry & Associates, Inc. † 1,118,913 154,119,077
LPL Financial Holdings, Inc. 947,767 266,967,008
MarketAxess Holdings, Inc. 751,677 85,307,823
939,350,818
Food, Beverage & Tobacco : 10.8%
Brown-Forman Corp.† 10,845,542 289,033,694
Constellation Brands, Inc. 1,932,361 268,772,091
Hershey Co. † 803,848 141,035,132
McCormick & Co., Inc. 2,969,900 149,742,358
Mondelez International, Inc. 4,688,983 271,210,777
PepsiCo, Inc. 1,005,098 136,090,269
1,255,884,321
Health Care Equipment & Services : 6.9%
GE HealthCare Technologies,
Inc. 4,014,374 256,960,080
Veeva Systems, Inc. * 1,575,069 279,527,495
Zimmer Biomet Holdings, Inc. 3,103,305 267,163,528
803,651,103
Household & Personal Products : 7.0%
Clorox Co.† 2,691,816 256,906,919
Estee Lauder Cos, Inc. 3,142,752 248,120,271
Kenvue, Inc. 15,738,919 300,770,742
805,797,932
Number
of Shares Value
Media & Entertainment : 2.4%
Meta Platforms, Inc. 241,545 $ 136,059,883
Walt Disney Co. 1,430,128 137,649,820
273,709,703
Pharmaceuticals, Biotechnology & Life
Sciences : 10.9%
Agilent Technologies, Inc. 1,209,807 160,698,664
Bristol-Myers Squibb Co. 4,894,413 282,016,077
Danaher Corp. 1,468,751 279,767,691
Thermo Fisher Scientific, Inc. 272,922 136,832,174
West Pharmaceutical Services,
Inc. 548,160 196,789,440
Zoetis, Inc. 2,932,648 210,740,085
1,266,844,131
Real Estate Management & Development :
0.7%
CoStar Group, Inc.* 2,897,916 82,068,981
Underline
Semiconductors & Semiconductor
Equipment : 10.6%
Applied Materials, Inc. 375,429 271,435,167
Broadcom, Inc. 745,408 281,577,872
Entegris, Inc. † 1,113,362 200,249,290
NVIDIA Corp. 1,421,757 284,479,358
NXP Semiconductors NV 661,975 186,034,834
1,223,776,521
Software & Services : 14.8%
Datadog, Inc.* 1,086,625 282,913,685
Fair Isaac Corp. * 207,476 247,888,175
Fortinet, Inc. * 1,668,444 256,306,367
Guidewire Software, Inc. * 1,111,696 136,794,193
Microsoft Corp. 685,128 255,566,447
Palo Alto Networks, Inc. * 855,338 291,687,365
Tyler Technologies, Inc.* † 852,088 249,201,656
1,720,357,888
Technology Hardware & Equipment : 2.7%
Amphenol Corp. 984,658 173,614,898
Motorola Solutions, Inc. 347,579 144,346,083
317,960,981
Total Common Stocks
(Cost: $11,631,501,782) 11,602,457,922
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
(Cost: $1,720,595)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.65% (a) 1,720,595 1,720,595
Total Investments: 100.0%
(Cost: $11,633,222,377) 11,604,178,517
Liabilities in excess of other assets: 0.0% (417,714)
NET ASSETS: 100.0% $ 11,603,760,803

VANECK MORNINGSTAR WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Footnotes:
* See Schedule of Investments for industry sectors.
(a) The rate shown is the 7-day yield as of 06/30/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $279,510,445.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 11,602,457,922 $ — $ — $ 11,602,457,922
Money Market Fund 1,720,595 — — 1,720,595
Total Investments $ 11,604,178,517 $ — $ — $ 11,604,178,517